Document And Entity Information	9 Months Ended
Dec. 31, 2015
Document Information [Line Items]
Entity Registrant Name	T-REX OIL, INC.
Entity Central Index Key	0001287900
Document Type	S-1
Document Period End Date	Dec. 31, 2015
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company